Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds III
Entity Central Index Key	0000720309
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000188985 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class Z
Trading Symbol	MECZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class Z/MECZX)	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund (Class Z) advanced 6.30% for the fiscal year ended May 31, 2025
•    International market performance benefited from currency strength as the U.S. Dollar weakened during the period
•    The Fund’s results across countries were mixed. Israel and Japan were the top contributing markets on an absolute basis, while Canada and France were key detractors
RELATIVE PERFORMANCE
•    The Fund underperformed the MSCI World ex USA Small Cap Index, which gained 14.18%, and the MSCI World ex USA Index, which gained 14.06%, due primarily to stock selection
•    The Fund’s holdings in industrials were the primary detractor from the relative return
POSITIONING UPDATE
•    On a geographic level, the Fund’s largest exposure remains Japan, followed by the United Kingdom
•    Industrials, information technology, and consumer discretionary are the Fund’s largest sectors. The Fund has no exposure to utilities or energy
CONTRIBUTORS/DETRACTORS
•    The Fund’s holdings in Israel, Norway, and Australia were the largest relative contributors on a geographic level, while positions in United Kingdom, Canada, and Italy detracted
•    Information technology and health care were the Fund’s top performing sectors on a relative basis, while industrials and consumer discretionary were the top detractors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on May 31, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through May 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	6.30%	3.97%	2.52%
MSCI World ex USA Index	14.06%	11.74%	7.08%
MSCI World ex USA Small Cap Index	14.18%	9.23%	5.69%

Performance Inception Date	May 31, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 38,805,723
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 121,473
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
Fund net assets	$38,805,723
Total number of portfolio holdings	73
Net advisory fees paid	$121,473
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Kitron A.S.A. (Norway)	2.9%
Gift Holdings, Inc. (Japan)	2.7%
Senshu Electric Co., Ltd. (Japan)	2.4%
Tel Aviv Stock Exchange, Ltd. (Israel)	2.3%
Digital Information Technologies Corp. (Japan)	2.2%
Sarantis, S.A. (Greece)	2.1%
Elopak A.S.A. (Norway)	2.1%
Vidrala, S.A. (Spain)	1.9%
DMG Mori Co., Ltd. (Japan)	1.9%
Max Stock, Ltd. (Israel)	1.8%
Top Ten as a Group	22.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Kitron A.S.A. (Norway)	2.9%
Gift Holdings, Inc. (Japan)	2.7%
Senshu Electric Co., Ltd. (Japan)	2.4%
Tel Aviv Stock Exchange, Ltd. (Israel)	2.3%
Digital Information Technologies Corp. (Japan)	2.2%
Sarantis, S.A. (Greece)	2.1%
Elopak A.S.A. (Norway)	2.1%
Vidrala, S.A. (Spain)	1.9%
DMG Mori Co., Ltd. (Japan)	1.9%
Max Stock, Ltd. (Israel)	1.8%
Top Ten as a Group	22.3%

C000091188 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class I
Trading Symbol	MECIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class I/MECIX)	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund (Class I) advanced 6.17% for the fiscal year ended May 31, 2025
•    International market performance benefited from currency strength as the U.S. Dollar weakened during the period
•    The Fund’s results across countries were mixed. Israel and Japan were the top contributing markets on an absolute basis, while Canada and France were key detractors
RELATIVE PERFORMANCE
•    The Fund underperformed the MSCI World ex USA Small Cap Index, which gained 14.18%, and the MSCI World ex USA Index, which gained 14.06%, due primarily to stock selection
•    The Fund’s holdings in industrials were the primary detractor from the relative return
POSITIONING UPDATE
•    On a geographic level, the Fund’s largest exposure remains Japan, followed by the United Kingdom
•    Industrials, information technology, and consumer discretionary are the Fund’s largest sectors. The Fund has no exposure to utilities or energy
CONTRIBUTORS/DETRACTORS
•    The Fund’s holdings in Israel, Norway, and Australia were the largest relative contributors on a geographic level, while positions in United Kingdom, Canada, and Italy detracted
•    Information technology and health care were the Fund’s top performing sectors on a relative basis, while industrials and consumer discretionary were the top detractors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of May 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	6.17%	3.86%	4.66%
MSCI World ex USA Index	14.06%	11.74%	6.10%
MSCI World ex USA Small Cap Index	14.18%	9.23%	6.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 38,805,723
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 121,473
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
Fund net assets	$38,805,723
Total number of portfolio holdings	73
Net advisory fees paid	$121,473
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Kitron A.S.A. (Norway)	2.9%
Gift Holdings, Inc. (Japan)	2.7%
Senshu Electric Co., Ltd. (Japan)	2.4%
Tel Aviv Stock Exchange, Ltd. (Israel)	2.3%
Digital Information Technologies Corp. (Japan)	2.2%
Sarantis, S.A. (Greece)	2.1%
Elopak A.S.A. (Norway)	2.1%
Vidrala, S.A. (Spain)	1.9%
DMG Mori Co., Ltd. (Japan)	1.9%
Max Stock, Ltd. (Israel)	1.8%
Top Ten as a Group	22.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Kitron A.S.A. (Norway)	2.9%
Gift Holdings, Inc. (Japan)	2.7%
Senshu Electric Co., Ltd. (Japan)	2.4%
Tel Aviv Stock Exchange, Ltd. (Israel)	2.3%
Digital Information Technologies Corp. (Japan)	2.2%
Sarantis, S.A. (Greece)	2.1%
Elopak A.S.A. (Norway)	2.1%
Vidrala, S.A. (Spain)	1.9%
DMG Mori Co., Ltd. (Japan)	1.9%
Max Stock, Ltd. (Israel)	1.8%
Top Ten as a Group	22.3%

C000091187 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K International Small Cap Fund
Class Name	Class N
Trading Symbol	MECAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K International Small Cap Fund (the “Fund”) for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K International Small Cap Fund (Class N/MECAX)	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund (Class N) advanced 6.02% for the fiscal year ended May 31, 2025
•    International market performance benefited from currency strength as the U.S. Dollar weakened during the period
•    The Fund’s results across countries were mixed. Israel and Japan were the top contributing markets on an absolute basis, while Canada and France were key detractors
RELATIVE PERFORMANCE
•    The Fund underperformed the MSCI World ex USA Small Cap Index, which gained 14.18%, and the MSCI World ex USA Index, which gained 14.06%, due primarily to stock selection
•    The Fund’s holdings in industrials were the primary detractor from the relative return
POSITIONING UPDATE
•    On a geographic level, the Fund’s largest exposure remains Japan, followed by the United Kingdom
•    Industrials, information technology, and consumer discretionary are the Fund’s largest sectors. The Fund has no exposure to utilities or energy
CONTRIBUTORS/DETRACTORS
•    The Fund’s holdings in Israel, Norway, and Australia were the largest relative contributors on a geographic level, while positions in United Kingdom, Canada, and Italy detracted
•    Information technology and health care were the Fund’s top performing sectors on a relative basis, while industrials and consumer discretionary were the top detractors

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of May 31, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	6.02%	3.71%	4.49%
MSCI World ex USA Index	14.06%	11.74%	6.10%
MSCI World ex USA Small Cap Index	14.18%	9.23%	6.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 38,805,723
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 121,473
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of May 31, 2025)
Fund net assets	$38,805,723
Total number of portfolio holdings	73
Net advisory fees paid	$121,473
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of May 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Kitron A.S.A. (Norway)	2.9%
Gift Holdings, Inc. (Japan)	2.7%
Senshu Electric Co., Ltd. (Japan)	2.4%
Tel Aviv Stock Exchange, Ltd. (Israel)	2.3%
Digital Information Technologies Corp. (Japan)	2.2%
Sarantis, S.A. (Greece)	2.1%
Elopak A.S.A. (Norway)	2.1%
Vidrala, S.A. (Spain)	1.9%
DMG Mori Co., Ltd. (Japan)	1.9%
Max Stock, Ltd. (Israel)	1.8%
Top Ten as a Group	22.3%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Kitron A.S.A. (Norway)	2.9%
Gift Holdings, Inc. (Japan)	2.7%
Senshu Electric Co., Ltd. (Japan)	2.4%
Tel Aviv Stock Exchange, Ltd. (Israel)	2.3%
Digital Information Technologies Corp. (Japan)	2.2%
Sarantis, S.A. (Greece)	2.1%
Elopak A.S.A. (Norway)	2.1%
Vidrala, S.A. (Spain)	1.9%
DMG Mori Co., Ltd. (Japan)	1.9%
Max Stock, Ltd. (Israel)	1.8%
Top Ten as a Group	22.3%